Segmented Information (Details)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Exploration and Development [Member]
Segmented Information (Details) [Line Items]
Number of reportable operating segments	3	4
Corporate Segment [Member]
Segmented Information (Details) [Line Items]
Number of reportable operating segments	1
Operating Segments [Member]
Segmented Information (Details) [Line Items]
Number of reportable operating segments	4